Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income
Net income	$ 16,114	$ 10,714	$ 3,414
Investment securities available-for-sale:
Unrealized gain (loss) on investment securities available-for-sale, net of tax	3,400	(955)	(23)
Adjustment for (loss) gain on sale of investment securities, net of tax	32	0	(3)
Defined benefit pension plans:
Net (loss) gain arising during the year, net of tax	1,150	(345)	673
Amortization of prior service cost included in net periodic pension cost, net of tax	62	173	56
Total other comprehensive income (loss)	2,344	(437)	(643)
Total comprehensive income	$ 18,458	$ 10,277	$ 2,771